Share-Based Payment (Details) - Schedule of expense recognized in the financial statements for employee services received - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of expense recognized in the financial statements for employee services received [Abstract]
Equity-settled share-based payment plans	$ 22,585	$ 2,201